Critical accounting judgements and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2024
Critical Accounting Judgements And Key Sources Of Estimation Uncertainty
Critical accounting judgements and key sources of estimation uncertainty
5.3 Critical accounting judgements and key sources of estimation uncertainty
In applying the Group’s accounting policies, which are described in Note 5.2: Summary of significant accounting policies, management is required to make judgements (other than those involving estimations) that have a significant impact on the amounts recognized and to make estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
5.3.1 Critical judgements in applying the Group’s accounting policies
The following is the critical judgement, apart from those involving estimations (which are presented separately below), that management has made in the process of applying the Group’s accounting policies and that has the most significant effect on the amounts recognized in financial statements:
•Note 5.5.2 Other revenues and Note 5.29 Refund liabilities: Revenue recognition of other revenues/refund liabilities: management’s judgement is required to determine the identification of performance obligations (especially when determining whether the license is distinct, which is the case when the customer can benefit from the license without further involvement), the determination of the transaction price (including the judgement of payables to customers), and allocation of the transaction price to the performance obligations on relative standalone selling price. The standalone selling price is sometimes not available or is based on hard-to-value intangible assets, so various valuation techniques are used.
In addition, management’s judgement is required regarding whether revenue from collaborations and licensing and service agreements is recognized over time or at a point in time. Revenue is only recognized when it is highly likely that it will not reverse in future, and this is a judgement required from management. In particular, Note 5.5.2 underlines the judgements made in applying accounting policies, which are most relevant with respect to the Research Collaboration and License Agreement with Pfizer.
5.3.2 Key sources of estimation uncertainty
The key assumptions concerning the future, and other key sources of estimation uncertainty in the reporting period that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below:
•Note 5.5 Revenues: Revenue recognition of product sales: estimate of expected returns and replacements, and supply of products free of charge;
•Note 5.5.2 Other revenues: Likelihood of refund liabilities and of revenue recognition in accordance with the actual costs compared to the budget;
•Note 5.10 Income tax income/(expense): Recognition of deferred tax assets: availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized and whether sufficient evidence is provided for entities;
•Note 5.12 Intangible assets: Amortization period of development expenditures and acquired technologies. The most significant criteria considered for the determination of the useful life of an intangible asset include the patent life and the estimated period during which Valneva can benefit from asset. These assumptions are considered to be a key source of estimation uncertainty as relatively small changes in the assumptions used may have a significant effect on the Group’s financial statements within the next year;
•Note 5.14 Property, plant and equipment: Depreciation period - assessment of useful life;
•Note 5.15 Impairment testing: Impairment test of intangible and tangible assets and right of use assets: key assumptions underlying recoverable amounts. Budgets comprise forecasts of revenue, staff costs and overheads based on current and anticipated market conditions that have been considered and approved by the Executive Committee. The revenue projections are inherently uncertain due to the short-term nature of the business and unstable market conditions. If the Group does not successfully develop vaccine candidates and receive regulatory approval, or if Valneva fails to successfully manufacture or commercialize approved vaccines, an impairment may be required. For the main estimates and sensitivities related to the impairment test regarding the CGU, see Note 5.15;
•Note 5.17 Inventories: Write-down analysis for inventories: For the assessment of write-down of raw material the current production plans have been taken into account. Raw material which will not be used before its expiry date is written down. For this assessment the status of the expiry dates as of the balance sheet date is used. For the assessment of write-downs of work in progress, finished goods, and purchased goods, the forecasted sales plans and a minimum shelf life at the time of the most current sales expectation are taken into account. In addition, inventories are assessed on the likelihood of the release of the relevant products.
•Note 5.23 Share-based compensation: Share-based payments and related expected employer contribution costs: assumption for fair value determination as well as the determination of accelerated vesting in the event of a change of control (as considered remotely);
•Note 5.29 Refund liabilities: Recognition and classification of the refund obligation related to the Pfizer Collaboration and License Agreement;
•Notes 5.30 Provisions and 5.33 Commitments and contingencies: Recognition and measurement of provisions and contingencies: key assumptions about the likelihood and magnitude of an outflow of resources. In estimating the provision for onerous contracts, management makes assumptions regarding the likelihood of termination costs for certain agreements;
•Note 5.18 Trade receivables and 5.16.5 Impairment of financial assets: A simplified approach based on historical loss rates is used to determine the loss allowances in order to recognize expected credit losses (ECL) for short-term financial assets such as trade receivables.
5.3.3 Measurements of fair values
A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.
When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.
The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
Further information about the assumptions made in measuring fair values is included in the following Notes:
•Note 5.16: Financial instruments and
•Note 5.23: Share-based compensation